As filed with the U.S. Securities and Exchange Commission on January 6, 2015

File No. 333-200157

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 2 ☒

JOHN HANCOCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

617-663-2999

(Registrant’s Area Code and Telephone Number)

John J. Danello, Esq.

601 Congress Street

Boston, Massachusetts 02210

(Name and Address of

Agent for Service)

Copies to:
Christopher P. Harvey, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110	Mark P. Goshko, Esq. K&L Gates LLP One Lincoln Street Boston, Massachusetts 02111

Title of securities being registered: Shares of beneficial interest of Registrant

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement of John Hancock Funds II (the “Trust”) on Form N-14 (File No. 333-200157) (the “Registration Statement”) consists of the following: (1) cover page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 2 hereby incorporates by reference Part A and Part B from the Trust’s definitive Proxy Statement/Prospectus as filed on December 18, 2014 pursuant to Rule 485(b) under the Securities Act of 1933 (File No. 333-200157) (accession no. 0001133228-14-004890). The purpose of this Post-Effective Amendment No. 2 is solely to file the final tax opinion and the agreement and plan of reorganization as exhibits to Part C of the Registration Statement.

OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of John Hancock Funds II (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 333-126293 and 811-21779) as filed with the Securities and Exchange Commission (the “SEC”) on August 25, 2014 (accession no. 0001133228-14-002932), which information is incorporated herein by reference.

Item 16. Exhibits

Description*

Exhibit Number	* Unless otherwise stated, all filing references are to File No. 333-126293.

1(a)	Agreement and Declaration of Trust dated June 28, 2005 – previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

1(b)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005 – previously filed as exhibit (a)(2) to pre-effective amendment no. 1 filed on September 30, 2005, accession number 0000950135-05-005616.

1(c)	Amendment dated September 29, 2006, to the Amended and Restated Declaration of Trust dated August 12, 2005 – previously filed as exhibit (a)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

1(d)	Amendment dated July 9, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to amending and restating of Section 8.4 – previously filed as exhibit (a)(4) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-073185.

1(e)	Amendment dated September 26, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to amending and restating of Section 2.14 – previously filed as exhibit (a)(4) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

2	By-laws of the Registrant dated June 28, 2005 – previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

3	Not Applicable.

4	Agreement and Plan of Reorganization - Filed herewith.

5	Not Applicable.

6(a)	Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC – previously filed as exhibit (d)(1)(y) to post-effective amendment no. 116 filed on December 24, 2013, accession number 0001133228-13-005161.

Description*

Exhibit Number	* Unless otherwise stated, all filing references are to File No. 333-126293.

6(b)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Dimensional Fund Advisors LP – previously filed as exhibit (d)(8) to post-effective amendment no. 134 filed on June 26, 2014.

7	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC – previously filed as exhibit (e) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

8	Not Applicable

9	Master Custodian Agreement dated September 26, 2008 between John Hancock Funds II and State Street Bank and Trust Company – previously filed as exhibit (g) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

10(a)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares – previously filed as exhibit (m)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

10(b)	Rule 18f-3 Plan. Amended Multiple Class Plan, dated as of March 2007, as amended December 16, 2011, pursuant to Rule 18f-3 – previously filed as exhibit (n)(1) to post-effective amendment no. 69 filed on February 29, 2012, accession number 0000950123-12-003792.

11	Opinion and Consent of Counsel — Previously filed as exhibit 11 to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-200157) filed on November 12, 2014, accession number 0001133228-14-004076.

12	Opinion as to Tax Matters and Consent — Filed herewith.

13	Not Applicable.

14(a)	Consent of PricewaterhouseCoopers LLP — Previously filed at exhibit 14(a) to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-200157) filed on December 18, 2014, accession number 0001133228-14-004890.

14(b)	Consent of Dechert LLP – Previously filed at exhibit 14(b) to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-200157) filed on December 18, 2014, accession number 0001133228-14-004890.

15	Not Applicable

16	Powers of Attorney for all Trustees — Previously filed at exhibit 16 to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-200157) filed on December 18, 2014, accession number 0001133228-14-004890.

17(a)	Annual Report of John Hancock Emerging Markets Fund dated August 31, 2014 — previously filed on Form N-CSR on October 28, 2014, accession no. 0000928816-14-001693.

17(b)	Annual Report of John Hancock Emerging Leaders Fund dated July 31, 2014 — previously filed on Form N-CSR on September 26, 2014, accession no. 0000928816-14-001542.

Description*

Exhibit Number	* Unless otherwise stated, all filing references are to File No. 333-126293.

17(c)	Form of Proxy Card – Previously filed as exhibit 17(c) to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-200157) filed on November 12, 2014, accession number 0001133228-14-004076.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Signatures

Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Funds II, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 6th day of January, 2015.

JOHN HANCOCK FUNDS II
(Registrant)

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Andrew G. Arnott	President	**
Andrew G. Arnott		(Date)

/s/ Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal	**
Charles A. Rizzo	Accounting Officer)	(Date)

/s/ Charles L. Bardelis*	Trustee	**
Charles L. Bardelis		(Date)

/s/ Craig Bromley*	Trustee	**
Craig Bromley		(Date)

/s/ Peter S. Burgess*	Trustee	**
Peter S. Burgess		(Date)

/s/ William H. Cunningham*	Trustee	**
William H. Cunningham		(Date)

/s/ Grace K. Fey*	Trustee	**
Grace K. Fey		(Date)

/s/ Theron S. Hoffman*	Trustee	**
Theron S. Hoffman		(Date)

/s/ Deborah C. Jackson*	Trustee	**
Deborah C. Jackson		(Date)

/s/ Hassell H. McClellan*	Trustee	**
Hassell H. McClellan		(Date)

/s/ James. M. Oates*	Trustee	**
James M. Oates		(Date)

/s/ Steven R. Pruchansky*	Trustee	**
Steven R. Pruchansky		(Date)

/s/ Gregory A. Russo*	Trustee	**
Gregory A. Russo		(Date)

/s/ Warren A. Thomson *	Trustee	**
Warren A. Thomson		(Date)

* By:	/s/ Ariel Ayanna
Ariel Ayanna, Attorney-in-Fact
Pursuant to Powers of Attorney Previously Filed
** January 6, 2015

JOHN HANCOCK FUNDS II

Exhibit List

Exhibit Number	Description of Exhibit
4	Agreement and Plan of Reorganization

12	Opinion as to Tax Matters and Consent